Cashmere Fund
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Principal/Shares	Fair Value
Convertible Debt in Portfolio Companies - 6.4%
Consumer Goods and Retail - 1.6%
Mad Rabbit Tattoo, Inc., 8.00%, due 8/15/26[1,2]	250,000	$250,000

Financial Technology - 1.6%
Trellis Technologies, Inc., 8.00%, due 12/31/25[1,2]	250,000	250,000

Healthcare - 3.2%
Cabinet Health P.B.C., 4.55%, due 9/30/25[1,2]	500,000	500,000

Total Convertible Debt in Portfolio Companies (Cost $1,000,000)		1,000,000

Equity Investments in Portfolio Companies - 57.7%
Consumer Goods and Retail - 26.5%
Beast Industries Series C Preferred Stock[1,2,3]	6,209	249,974
Drupely, Inc. dba Graza Series A-3 Preferred Stock[1,2,3]	210,999	1,971,594
FEAT Socks, Inc.[1,2,3]	3,262,472	242,500
IQ Bar, Inc. Series B Preferred Stock[1,2,3]	41,553	834,843
Lukla, Inc. dba OROS Series B Preferred Stock[1,2,3]	412,819	504,787
Nomadica Series Seed-6 Preferred Stock[1,2,3]	462,107	372,648
Total Consumer Goods and Retail		4,176,346

Consumer Technology - 11.5%
After Services, Inc. Series Seed-7 Preferred Stock[1,2,3]	24,068	520,417
After Services, Inc. Series Seed-8 Preferred Stock[1,2,3]	21,445	463,700
GO, Inc. Series Seed-1 Preferred Stock[1,2,3]	400,160	267,475
Hearth Display, Inc.[1,2,3]	301,132	301,283
The Dyrt, Inc. Series C Preferred Stock[1,2,3]	608,726	257,296
Total Consumer Technology		1,810,171

Education Technology - 2.1%
EdInvent, Inc. dba Accredible Series B Preferred Stock[1,2,3]	79,956	331,231

Financial Technology - 0.7%
Nada Holdings, Inc. Preferred Stock[1,2,3]	56,474	107,606

Health Technology - 2.1%
Time Therapeutics, Inc. Series A-2 Preferred (Hone Health)[1,2,3]	22,006	330,203

Human Resource Technology - 7.5%
IsoTalent, Inc. Series Seed-1 Preferred Stock[1,2,3]	764,292	1,047,362
Obra, Inc. Common Stock[1,2,3]	764,292	126,437
Total Human Resource Technology		1,173,799

Property Technology - 7.3%
Cloud Apartments, Inc. Series Seed-1 Preferred Stock[1,2,3]	208,995	262,500
Eloit Street, Inc. dba Guest House Series C-2 Preferred Stock[1,2,3]	2,012,882	329,287
Havenly, Inc. Series C-1 Preferred Stock[1,2,3]	63,848	249,997
True Footage Inc. Series A Prime Preferred Stock[1,2,3]	38,836	298,957
Total Property Technology		1,140,741

Total Equity Investments in Portfolio Companies (Cost $5,850,047)		9,070,097

Portfolio Funds - 4.5%
Private Investment Companies - 4.5%
Curate Capital Fund I, LP1,3,4		265,356
Ganas Ventures I, a series of Ganas Ventures, LP1,3,4,5		189,323
Impressionism Capital Fund I, LP1,3,4		98,756
Stonks Y Combinator Summer 2022 Access Fund, a Series of Stonks Funds, LP - Class A1,3,4,5		157,489

Total Portfolio Funds (Cost $632,500)		710,924

Simple Agreements for Future Equity in Portfolio Companies - 23.2%
Consumer Goods and Retail - 6.3%
De Soi, Inc.[1,2,3]		200,000
Frances Valentine, LLC[1,2,3]		500,000
Hikerkind, Inc.[1,2,3]		275,000
Total Consumer Goods and Retail		975,000

Consumer Technology - 1.8%
The Last Gameboard, Inc.[1,2,3]		278,940

Financial Technology - 3.5%
Line Financial, P.B.C.[1,2,3]		550,000

Healthcare - 3.7%
Lazzaro Medical, Inc.[1,2,3]		287,500
Pear Suite, Inc.[1,2,3]		300,000
Total Healthcare		587,500

Health Technology - 6.10%
Grapefruit Health, Inc.[1,2,3]		131,250
Parallel Health, Inc.[1,2,3]		275,000
Wyndly Health, Inc.[1,2,3]		550,000
Total Health Technology		956,250

Logistics Technology - 1.8%
Shappi, Inc.[1,2,3]		287,500

Total Simple Agreements for Future Equity in Portfolio Companies (Cost $3,341,440)		3,635,190

Warrants - 0.6%
Financial Technology - 0.3%
Acorns Grow, Inc., exercise price $0, expiration date 4/30/32[1,2,3]	18,936	40,144
Trellis Technologies, Inc., exercise price $0, expiration date 5/31/29[1,2,3]	25,000	-
Total Financial Technology		40,144

Property Technology - 0.3%
Havenly, Inc., exercise price $2.1206, expiration date 2/17/28[1,2,3]	31,924	48,251

Total Warrants (Cost $400,000)		88,395

Short-Term Investments - 6.3%
Goldman Sachs Financial Square Government Fund - Institutional Class, 4.39%[6]	984,860	$984,860
Total Short-Term Investments (Cost $984,860)		984,860

Total Investments (Cost $12,208,847) - 98.7%		15,489,466
Other assets in excess of liabilities - 1.3%		203,731
Net Assets - 100.0%		$15,693,197

P.B.C. - Public Benefit Corporation

dba - doing business as

LP - Limited Partnership

[1]	Restricted security. The total value of these securities is $14,504,606, which represents 92.4% of Fund net assets. Please refer to Restricted Securities in the Notes to the Schedule of Investments.
[2]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $13,792,682, which represents 87.9% of Fund net assets.
[3]	Non-Income Producing
[4]	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
[5]	Affiliated investment for which ownership exceeds 5% of the investment’s capital.
[6]	Rate disclosed represents the seven day yield as of period end.

Cashmere Fund

Notes to the schedule of investments

JUNE 30, 2025 (unaudited)

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on June 30, 2025 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Acrons Grow, Inc. Warrants	6/9/2025	$400,000	$40,144	0.3%
After Services, Inc. Series Seed-7 Preferred Stock	6/6/2022	250,000	520,417	3.3%
After Services, Inc. Series Seed-8 Preferred Stock	6/6/2022	250,000	463,700	3.0%
Beast Industries Series C Preferred Stock	4/24/2025	249,974	249,974	1.6%
Cabinet Health P.B.C. Convertible Debt	2/14/2023	500,000	500,000	3.2%
Cloud Apartments, Inc. Series Seed-1 Preferred Stock	5/8/2023	250,000	262,500	1.7%
Curate Capital Fund I, LP	7/1/2022	170,000	265,356	1.7%
De Soi, Inc.	7/18/2024	200,000	200,000	1.3%
Drupely, Inc. dba Graza Series A-3 Preferred Stock	6/17/2022	200,000	1,971,594	12.5%
EdInvent, Inc. dba Accredible Series B Preferred Stock	7/29/2022	250,000	331,231	2.1%
Eloit Street, Inc. dba Guest House Series C-2 Preferred Stock	11/8/2022	300,000	329,287	2.1%
FEAT Socks, Inc.	6/15/2022	250,000	242,500	1.5%
Frances Valentine, LLC	11/18/2022	500,000	500,000	3.2%
Ganas Ventures I, a series of Ganas Ventures, LP	7/1/2022	187,500	189,323	1.2%
GO, Inc. Series Seed-1 Preferred Stock	11/18/2022	500,000	267,475	1.7%
Grapefruit Health, Inc.	5/2/2023	125,000	131,250	0.8%
Havenly, Inc. Warrants	2/10/2023	-	48,251	0.3%
Havenly, Inc., Series C-1 Preferred Stock	2/10/2023	249,997	249,997	1.6%
Hearth Display, Inc.	1/6/2023	250,000	301,283	1.9%
Hikerkind, Inc.	8/10/2023	250,000	275,000	1.8%
Impressionism Capital Fund I, L.P.	4/20/2023	125,000	98,756	0.6%
IQ Bar, Inc. Series B Preferred Stock	8/12/2022	250,000	834,843	5.3%
IsoTalent, Inc. - Series Seed-1 Preferred Stock	7/8/2022	1,000,000	1,047,362	6.7%
Lazzaro Medical, Inc.	7/1/2022	250,000	287,500	1.8%
Line Financial, P.B.C	8/17/2023	500,000	550,000	3.5%
Lukla, Inc. dba OROS Series B Preferred Stock	12/14/2023	500,000	504,787	3.2%
Mad Rabbit Tattoo, Inc. Convertible Debt	8/15/2024	250,000	250,000	1.6%
Nada Holdings, Inc.	6/17/2022	100,000	107,606	0.7%
Nomadica Series Seed-6 Preferred Stock	7/1/2022	250,000	372,648	2.4%
Obra, Inc., Common Stock	7/8/2022	76	126,437	0.8%
Parallel Health, Inc.	6/28/2022	250,000	275,000	1.8%
Pear Suite, Inc.	11/14/2022	250,000	300,000	1.9%
Shappi, Inc.	9/16/2022	250,000	287,500	1.8%
Stonks Y Combinator Summer 2022 Access Fund	9/16/2022	150,000	157,489	1.0%
The Dyrt, Inc. Series C Preferred Stock	12/11/2023	250,000	257,296	1.6%
The Last Game Board, Inc.	12/9/2022	266,440	278,940	1.8%
Time Therapeutics, Inc. Series A-2 Preferred (Hone Health)	5/25/2023	250,000	330,203	2.1%
Trellis Technologies, Inc. Convertible Debt	6/1/2023	250,000	250,000	1.6%
Trellis Technologies, Inc. Warrants	6/1/2023	-	-	0.0%
True Footage Inc. - Series A Prime Preferred Stock	7/29/2022	250,000	298,957	1.9%
Wyndly Health, Inc.	9/13/2022	500,000	550,000	3.5%
		$11,223,987	$14,504,606	92.4%